Employee benefits - Actuarial assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits
Discount rate as at December, 31	8.75%	10.50%	9.25%
Rate for future salary increases	4.50%	4.50%	4.50%
Social security wage increase rate	3.50%	3.50%	3.50%